SEGMENTED INFORMATION - Asset Allocation (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of products and services [line items]
Assets	$ 506,068	$ 490,424
UNITED STATES
Disclosure of products and services [line items]
Assets	215,805	210,633
Canada
Disclosure of products and services [line items]
Assets	52,057	48,663
United Kingdom
Disclosure of products and services [line items]
Assets	37,463	34,657
Australia
Disclosure of products and services [line items]
Assets	28,510	29,281
Brazil
Disclosure of products and services [line items]
Assets	26,203	23,113
INDIA
Disclosure of products and services [line items]
Assets	23,603	27,458
GERMANY
Disclosure of products and services [line items]
Assets	12,294	10,967
Colombia
Disclosure of products and services [line items]
Assets	16,472	15,643
Other Europe
Disclosure of products and services [line items]
Assets	48,249	47,018
Other Asia
Disclosure of products and services [line items]
Assets	21,444	20,339
Other
Disclosure of products and services [line items]
Assets	$ 23,968	$ 22,652